THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 14, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                              ----------------------------------

Check here if Amendment [   ]; Amendment Number:      5
                                                ---------------
     This Amendment (Check only one.):      [ ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Magnetar Financial LLC
Address:     1603 Orrington Avenue
             13th Floor
             Evanston, IL  60201

Form 13F File Number:  28-11800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Michael Turro
Title:       Chief Compliance Officer
Phone:       (847) 905-4690

Signature, Place, and Date of Signing:

     /s/ Michael Turro                  Evanston, IL             August 14, 2008
----------------------------      -------------------------      ---------------
        [Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  0
                                           ------------------

Form 13F Information Table Entry Total:             1
                                           ------------------

Form 13F Information Table Value Total:          $129,215
                                           ------------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                                                        MAGNETAR FINANCIAL LLC
                                                               FORM 13F
                                                      Quarter Ended June 30, 2007



------------------------------------------------------------------------------------------------------------------------------------
                       CLASS               VALUE       SHRS OR PRN    SH/   PUT/   INVESTMENT  OTHER MANAGERS      VOTING AUTHORITY
                       ------              -----       ------------   ---   ----   ----------  --------------      ----------------
NAME OF ISSUER         TITLE   CUSIP      (X$1,000)        AMT        PRN   CALL   DISCRETION                     SOLE  SHARED  NONE
--------------         -----   -----      ---------        ---        ---   ----   ----------                     ----  ------  ----
------------------------------------------------------------------------------------------------------------------------------------
PENN NATL GAMING INC   COM     707569109   129,215      2,150,351     SH               SOLE                   2,150,351

------------------------------------------------------------------------------------------------------------------------------------